RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Debt principal amount		$ 8,449,459	$ 6,599,949
Independent Director of Melco [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount		8,500	5,500
Interest Expense, Related Party		497	316	$ 258
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount		60,000	60,000
Interest Expense, Related Party		3,300	$ 4,494	$ 1,740
Melco International [Member] | Facility Agreement [Member]
Related Party Transaction [Line Items]
Receivable face amount	$ 250,000
Related party transaction rate	11.00%
Loans receivable related party		$ 200,000